Note 14 - Stock Warrants and Warrant Liability (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		10 Months Ended
	Dec. 19, 2013	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2009	Feb. 17, 2011	Mar. 30, 2012	Mar. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Apr. 16, 2014	Feb. 25, 2014	Dec. 29, 2013	Aug. 30, 2013	Dec. 31, 2011
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Warrants Issued During Period, Warrants (in Shares)	6,250,000		12,500,000		6,250,000
Warrants Issued, Weighted Average Exercise Price (in Dollars per share)			$ 0.02		$ 0.02
Fair Value Assumptions, Risk Free Interest Rate					0.70%
Fair Value Assumptions, Expected Term		4 years 36 days			4 years 36 days
Fair Value Assumptions, Expected Volatility Rate					149.10%
Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Derivative Liability			$ 165,901		$ 243,889							$ 165,901
Derivative, Gain (Loss) on Derivative, Net				9	9	(416,526)
Term of Warrants	5 years
Warrants Exercised During Period, Warrants (in Shares)						472,222
Warrants Exercised, Weighted Average Exercise Price (in Dollars per share)						$ 0.60
Proceeds from Warrant Exercises						283,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.02		$ 0.23		$ 0.49	$ 1.36						$ 0.23		$ 0.02	$ 0.02		$ 3.57
Warrants and Rights Outstanding			200,795		53,623							200,795
Convertible Notes Payable	250,000		715,198		442,084							715,198				200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													1,000,000
Series E Warrants [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Warrants Issued During Period, Warrants (in Shares)							334,822
Warrants Issued, Weighted Average Exercise Price (in Dollars per share)							$ 5.36
Fair Value Assumptions, Risk Free Interest Rate							2.69%
Fair Value Assumptions, Expected Term							5 years
Fair Value Assumptions, Expected Volatility Rate							112.00%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Warrants Issued During Period, Value							1,000,000
Derivative Liability					0		1,000,000
Derivative, Gain (Loss) on Derivative, Net				9
Series K Warrants [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Warrants Issued During Period, Warrants (in Shares)								1,700,002
Warrants Issued, Weighted Average Exercise Price (in Dollars per share)								$ 2.40
Fair Value Assumptions, Risk Free Interest Rate								1.40%	0.50%
Fair Value Assumptions, Expected Term								4 years 36 days	3 years
Fair Value Assumptions, Expected Volatility Rate								103.20%	109.30%
Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%
Warrants Issued During Period, Value								2,600,000
Derivative Liability								2,600,000
Period from which Warrants Become Exercisable								6 months
Term of Warrants								5 years
Warrants Exercised During Period, Warrants (in Shares)											472,222
Warrants Exercised, Weighted Average Exercise Price (in Dollars per share)											$ 0.60
Proceeds from Warrant Exercises											283,000
Change in Estimated Value Assigned to Warrants Classified as Increase to Equity and Decrease to Warrant Liability											253,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.40	$ 0.40
Warrants and Rights Outstanding									481,000	481,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net										425,000
Convertible Notes Maturing On December 192015 [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Term of Warrants												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02									$ 0.02
Convertible Notes Payable			250,000									250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			6,250,000									6,250,000
Convertible Notes Maturing On February 252016 [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Convertible Notes Payable			200,000									200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			5,000,000									5,000,000
Convertible Notes Maturing On March 192016 [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Term of Warrants												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02									$ 0.02
Convertible Notes Payable			$ 300,000									$ 300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			7,500,000									7,500,000
Minimum [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Term of Warrants			4 years 6 months		4 years
Maximum [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Term of Warrants			5 years